Contingencies and Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Restructuring	$ 1,760	$ 0